Recurring Fair Value Measurements - Changes in Fair Value of Warrant Liabilities (Details) - CIK0001853021 Metals Acquisition Corp - Derivative warrant liabilities - Level 3	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Fair value at the beginning	$ 3,265,830
Promissory note conversion	480,000
Change in fair value	(324,766)
Private Placement Warrants reclassified to level 2	$ (3,421,064)